Business Combinations and Disposals- Disposals (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Specialty's Caf & Bakery, Inc
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets	$ 2,021